NORTHERN LIGHTS FUND TRUST IV

May 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust IV	-	Anchor Tactical Equity Strategies VP Anchor Tactical Municipal Strategies VP Anchor Tactical Real Estate VP Anchor Tactical Credit Strategies VP

Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A (File No. 333- 204808, CIK No. 0001644419)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust IV (the “Trust”), on behalf of Anchor Tactical Equity Strategies VP, Anchor Tactical Municipal Strategies VP, Anchor Tactical Real Estate VP, and Anchor Tactical Credit Strategies VP pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Anchor Tactical Equity Strategies VP	57	0001580642-17-002481	April 24, 2017
Anchor Tactical Municipal Strategies VP	57	0001580642-17-002481	April 24, 2017
Anchor Tactical Real Estate VP	57	0001580642-17-002481	April 24, 2017
Anchor Tactical Credit Strategies VP	57	0001580642-17-002481	April 24, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Wendy Wang at (631) 470-2612.

Very truly yours,

/s/Wendy Wang

Wendy Wang

President